CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenue	$ 18,775	$ 788,601
Other income - therapeutic grant		223,540
Total revenue	18,775	1,012,141
Operating expenses:
Costs of goods sold	67,967	418,171
Research and development	729,225	2,097,980
General and administrative	2,205,450	1,785,543
Sales and marketing costs	61,876	286,033
Amortization and depreciation	198,406	179,953
Total operating expenses	3,262,924	4,767,680
Operating loss	(3,244,149)	(3,755,539)
Other income (expense):
Warrant liability change - net	(1,998,043)	2,511,750
Interest expense and amortization of debt discount and expense:
Related parties	(272,758)	(45,932)
Other	(1,221,787)	(58,066)
Total other income (expense)	(3,492,588)	2,407,752
Net loss	(6,736,737)	(1,347,787)
Net loss (income) attributable to non-controlling interest	1,456	(6,116)
Net loss attributed to common shareholders	$ (6,735,281)	$ (1,353,903)
Loss per common share - basic and diluted	$ (0.22)	$ (0.05)
Common shares used in basic earnings per share calculation	30,419,556	26,391,204